DECEMBER  31,  1999

ANNUAL

REPORT

CALVERT  MUNICIPAL  FUND,  INC.

CONTENTS

PRESIDENT'S  LETTER
1

PORTFOLIO
MANAGER  REMARKS
2

REPORT  OF  INDEPENDENT  ACCOUNTANTS
6

STATEMENT  OF
NET  ASSETS
7

STATEMENT  OF  OPERATIONS
15

STATEMENTS  OF  CHANGES  IN  NET  ASSETS
17

NOTES  TO
FINANCIAL  STATEMENTS
21

FINANCIAL  HIGHLIGHTS
25

DEAR  SHAREHOLDERS:

1999 WAS A VERY CHALLENGING YEAR FOR THE U.S. BOND MARKETS. ALL SEGMENTS FROM U.S. TREASURIES TO LONG MUNICIPALS SUFFERED IN A PERIOD OF RISING RATES. THE YIELD CURVE HAS FLATTENED AS SHORT-TERM RATES ROSE FASTER EACH TIME THE BENCHMARK FEDERAL FUNDS RATE ROSE.

WE HAVE BEEN WATCHFUL OF THE FED AND HAVE ANTICIPATED THE UPWARD TREND AS THEY HIKED RATES IN JUNE, AUGUST AND NOVEMBER OF 1999. EACH TIME, THE CONSENSUS WAS THAT THE INCREASES WERE ENOUGH, BUT AS WE NOW KNOW THE FED PROBABLY WILL CONTINUE TO RAISE RATES INTO EARLY 2000.

THE TREND IN INTEREST RATES CONTINUES TO BE HIGHER AND WE EXPECT TO SEE SEVERAL TIGHTENING STEPS BEING TAKEN BEFORE COMPLETING THE CURRENT CYCLE. ALTHOUGH THERE ARE SOME SIGNS OF MODERATION IN VARIOUS SECTORS OF THE ECONOMY, WE BELIEVE THE ECONOMY WILL NOT COOL DOWN UNTIL FURTHER RATE HIKES TAKE PLACE. SIGNS OF POTENTIAL INFLATION ARE BEGINNING TO CREEP BACK INTO THE ECONOMIC STATISTICS AND THESE WILL PLAY AN IMPORTANT ROLE IN THE DIRECTION OF INTEREST RATES.

OVERALL, THE ECONOMIC ENVIRONMENT IS HEALTHY ALTHOUGH MARKED WITH VOLATILITY. INVESTOR DISCIPLINE AND THE NEED TO MAKE INFORMED DECISIONS IS AS IMPORTANT AS EVER. AS ALWAYS, WE ENCOURAGE YOU TO MAKE DECISIONS BASED ON YOUR FINANCIAL OBLIGATIONS AND TOLERANCE FOR RISK. YOUR FINANCIAL PROFESSIONAL CAN SUGGEST
STRATEGIES  THAT  CAN  KEEP  YOU  ON  TRACK  TO  MEET  THESE  OBJECTIVES.

WE APPRECIATE YOUR INVESTMENT IN CALVERT GROUP FUNDS AND LOOK FORWARD TO WORKING WITH YOU TO ACHIEVE YOUR FINANCIAL GOALS.






SINCERELY,




BARBARA  J.  KRUMSIEK
PRESIDENT  AND  CEO
JANUARY  20,  2000

EMMETT  LONG  IS  A  MEMBER  OF  THE  CAMCO  PORTFOLIO  MANAGEMENT  TEAM.

NATIONAL MUNICIPAL SEEKS TO EARN THE HIGHEST LEVEL OF INTEREST INCOME EXEMPT FROM FEDERAL INCOME TAXES, AND EACH STATE SPECIFIC FUND SEEKS TO EARN THE HIGHEST LEVEL OF INTEREST INCOME EXEMPT FROM FEDERAL AND SPECIFIC STATE INCOME TAXES, AS IS
CONSISTENT WITH PRUDENT INVESTMENT MANAGEMENT, PRESERVATION OF CAPITAL, AND THE QUALITY AND MATURITY OBJECTIVES OF EACH FUND.

FUND
INFORMATION

ASSET  ALLOCATION
INTERMEDIATE
TAX-EXEMPT  BONDS

NASDAQ  SYMBOL
NATIONAL       CINMX
CALIFORNIA     CCIMX
MARYLAND       CMDMX
VIRGINIA       CVAAX

CUSIP  NUMBER
NATIONAL       131616-20-3
CALIFORNIA     131616-10-4
MARYLAND       131616-30-2
VIRGINIA       131616-60-9

CALVERT  MUNICIPAL
INTERMEDIATE  FUNDS

HOW  WOULD  YOU  CHARACTERIZE  THE  INVESTMENT  CLIMATE  OVER  THE  YEAR?
AS 1998 CAME TO A CLOSE, INTEREST RATES WERE LOW AND WE EXPECTED THEM TO GO LOWER, BUT THE FED HAD OTHER PLANS AS THE ECONOMY WAS GROWING AT A TORRID PACE. AFTER THE FED ADOPTED A TIGHTENING BIAS AND THE LONG TREASURY BOND TRADED AROUND SIX PERCENT IN THE SECOND QUARTER, THE WHEELS WERE IN MOTION FOR TOUGH TIMES FOR BOND FUNDS FOR THE REMAINDER OF THE YEAR. IN ONE OF THE WORST YEARS FOR FIXED INCOME FUNDS IN DECADES, IT PAID TO BE SHORT DURATION.
NATIONAL  INTERMEDIATE
WHAT  WAS  YOUR  STRATEGY  DURING  THIS  PERIOD?
THE FUND'S PERFORMANCE SUFFERED IN THE FIRST QUARTER AS OUR EXPECTATION FOR SLOWER GROWTH NEVER MATERIALIZED, INTEREST RATES CONTINUED TO RISE, AND THE FUND WAS POSITIONED LONGER THAN THE AVERAGE. THE FED CONTINUED TO RAISE RATES IN THE FALL, BUT WE WERE FORTUNATE TO HAVE SHORTENED ALL OF OUR FUNDS IN THE LATE SPRING, ALLOWING US TO BENEFIT FROM CONTINUED DECLINES IN INTEREST RATES.

HOW  DID  THE  FUND  PERFORM?
THE FUND RETURNED -2.01% FOR THE YEAR ENDED DECEMBER 31, 1999, TRAILING THE -1.65% FOR THE LIPPER AVERAGE OVER THE SAME PERIOD. THE FUND PERFORMED WELL IN THE SECOND HALF OF 1999, MOVING INTO POSITIVE TERRITORY DUE LARGELY TO OUR OVER-WEIGHTING IN HIGH-QUALITY SECTORS COUPLED WITH OUR AGGRESSIVE DURATION SHORTENING. BUT THIS WAS NOT ENOUGH TO OFFSET THE WEAKER THAN AVERAGE
PERFORMANCE  OF  THE  FIRST  HALF  OF  THE  YEAR.
WHAT  IS  YOUR  OUTLOOK?
WE WILL BE CAUTIOUS AS WE MOVE IN 2000. LATE IN 1998 WE BELIEVED THAT 1999 WOULD BRING FURTHER RATE REDUCTIONS, WHICH NEVER MATERIALIZED. THIS YEAR THERE ARE REASONABLE ECONOMIC SIGNS THAT THE FED WILL RAISE RATES IN THE FIRST QUARTER OF 2000. THERE WERE GREAT REWARDS FROM BEING SHORT IN 1999. IN LIGHT OF ANTICIPATED ACTION BY THE FED, WE WILL MAINTAIN A SHORTER THAN AVERAGE DEFENSIVE POSITION IN THE FUND FOR THE NEAR TERM.
CALIFORNIA  INTERMEDIATE
WHAT  WAS  YOUR  STRATEGY  DURING  THIS  PERIOD?
AT THE BEGINNING OF 1999, THE FUND WAS LONGER THAN MOST OF ITS PEERS AS WE WERE ANTICIPATING FURTHER RATE REDUCTIONS FROM THE FED. THEY NEVER MATERIALIZED, AND BY THE END OF THE FIRST QUARTER WE HAD UNDERPERFORMED BOTH OUR PEERS AND OUR BENCHMARK. EARLY IN THE SECOND QUARTER WE

SHORTENED THE FUND AND ADOPTED A MORE DEFENSIVE POSTURE. WE WERE REWARDED FOR THIS STRATEGY BY THE END OF THE SECOND QUARTER (AND FOR THE REMAINDER OF THE
YEAR) AS THE FUND OUTPERFORMED ITS BENCHMARKS - TO WHICH THE FUND'S HIGHER COUPON AND GOOD STRUCTURE ALSO CONTRIBUTED. STILL, THE FUND LAGGED SLIGHTLY FOR ALL OF 1999.
HOW  DID  THE  FUND  PERFORM?
FOR THE 12 MONTHS ENDED DECEMBER 31, 1999, THE FUND RETURNED -1.73% VS. THE -1.32% REPORTED BY THE LIPPER CA INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE. WHAT IS YOUR OUTLOOK?
WE EXPECT TO SEE CONTINUED RATE INCREASES BY THE FED IN 2000. WE WILL LOOK FOR BUYING OPPORTUNITIES AS THEY PRESENT THEMSELVES, BUT WE WILL REMAIN VIGILANT IN MAINTAINING OUR SHORT DEFENSIVE POSITION IN THE SHORT TERM.
MARYLAND  INTERMEDIATE
WHAT  WAS  YOUR  STRATEGY  DURING  THIS  PERIOD?
THE FUND PERFORMED VERY WELL THROUGHOUT THE YEAR, BECAUSE GOING INTO 1999 THE FUND WAS SLIGHTLY SHORTER THAN ITS PEERS. AS THE YEAR PROGRESSED WE CONTINUED TO SHORTEN THE FUND SLIGHTLY IN AN ATTEMPT TO STAY AHEAD OF RISING INTEREST RATES.
HOW  DID  THE  FUND  PERFORM?
THE FUND RETURNED -1.82% FOR THE YEAR, A BIT ABOVE THE -2.06% RETURN ON THE LIPPER OTHER STATES MUNICIPAL FUNDS AVERAGE.

WHAT  IS  YOUR  OUTLOOK?
THE LACK OF MONEY FLOW INTO THE FUND DURING THE YEAR LIMITED THE NEED TO MAKE SIGNIFICANT CHANGES OTHER THAN SLIGHT ADJUSTMENTS TO DURATION. IF THIS CONTINUES INTO 2000, WE WILL CONTINUE TO MONITOR OUR DURATION AND SEEK BUYING OPPORTUNITIES CONSISTENT WITH THIS STRATEGY.
VIRGINIA  INTERMEDIATE
WHAT  WAS  YOUR  STRATEGY  DURING  THIS  PERIOD?
ENTERING 1999 THE FUND WAS LONGER THAN ITS PEER GROUP, FOLLOWING A VERY GOOD SECOND HALF OF 1998. ANTICIPATING FURTHER RATE CUTS, WE FELT WE WOULD BENEFIT FROM OUR LONGER DURATION. AS THE ECONOMY CONTINUED TO GROW AT A RAPID RATE IT BECAME CLEAR BY THE SECOND QUARTER THAT WE WERE LOOKING FOR RATE HIKES INSTEAD. THIS CAUSED US TO UNDERPERFORM OUR PEERS AND BENCHMARK THE FIRST HALF OF THE YEAR. WE SHORTENED OUR DURATION IN THE SECOND QUARTER, AND WERE ABLE TO SEE THE RESULT OF THESE MOVES BY END OF YEAR, AS THE FUND FINISHED FIRST IN ITS CATEGORY FOR THE SECOND HALF OF THE YEAR AND IN THE MIDDLE OF ITS CATEGORY FOR ALL OF 1999.
HOW  DID  THE  FUND  PERFORM?
THE FUND RETURNED -1.84% FOR THE YEAR, CLOSE TO THE -1.81% RETURN FOR THE AVERAGE COMPARABLE FUND TRACKED BY LIPPER.

PORTFOLIO
STATISTICS

WEIGHTED
AVERAGE  MATURITY
NATIONAL
12.31.99      7  YEARS
12.31.98     10  YEARS

CALIFORNIA
12.31.99      8  YEARS
12.31.98      9  YEARS

MARYLAND
12.31.99     9  YEARS
12.31.98     9  YEARS

VIRGINIA
12.31.99     8  YEARS
12.31.98    10  YEARS

EFFECTIVE  DURATION
NATIONAL
12.31.99     4.89  YEARS
12.31.98     6.58  YEARS

CALIFORNIA
12.31.99     5.51  YEARS
12.31.98     6.11  YEARS

MARYLAND
12.31.99     5.78  YEARS
12.31.98     5.98  YEARS

VIRGINIA
12.31.99     5.19  YEARS
12.31.98     6.25  YEARS

WHAT  IS  YOUR  OUTLOOK?
WE SAW LIMITED MONEY FLOWS INTO THE FUND THROUGHOUT 1999. IF THIS CONTINUES IN 2000, IT WILL LIMIT OUR NEED TO MAKE SIGNIFICANT CHANGE FROM OUR CURRENT
STRATEGY. WE WILL CONTINUE TO LOOK FOR BUYING OPPORTUNITIES TO ENHANCE THE PERFORMANCE OF THE FUND GOING FORWARD.
JANUARY  20,  2000
PLEASE REMEMBER, THIS DISCUSSION REFLECTS THE VIEWS AND OPINIONS OF CALVERT ASSET MANAGEMENT COMPANY AT DECEMBER 31, 1999, THE END OF THE REPORTING PERIOD. OUR STRATEGY AND THE FUND'S PORTFOLIO COMPOSITION MAY DIFFER DUE TO EVER-CHANGING MARKET AND ECONOMIC CONDITIONS. WHILE HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, IT MAY GIVE YOU A BETTER AND MORE THOROUGH UNDERSTANDING OF OUR INVESTMENT
DECISIONS  AND  MANAGEMENT  PHILOSOPHY.


PORTFOLIO
STATISTICS

MONTHLY
DIVIDEND  YIELD
NATIONAL
12.31.99     4.35%
12.31.98     4.85%

CALIFORNIA
12.31.99     4.05%
12.31.98     3.94%

MARYLAND
12.31.99     4.06%
12.31.98     4.68%

VIRGINIA
12.31.99     3.95%
12.31.98     3.56%

30  DAY  SEC  YIELD
NATIONAL
12.31.99     4.48%
12.31.98     3.67%

CALIFORNIA
12.31.99     4.24%
12.31.98     3.56%

MARYLAND
12.31.99     4.24%
12.31.98     3.46%

VIRGINIA
12.31.99     3.93%
12.31.98     3.39%



        NATIONAL     LIPPER     CALIFORNIA     LIPPER     LEHMAN
       MUNICIPAL INTERMEDIATE MUNICIPAL CA INTERMEDIATE MUNI. 10 INTERMEDIATE MUNI. DEBT INTERMEDIATE MUNI. DEBT YEAR BOND
         FUND      FUNDS AVG.     FUND       FUNDS AVG.    INDEX  TR
6 MONTH    0.09%      (0.38%)      (0.04%)      (0.24%)        0.49%
1 YEAR    (2.01%)     (1.65%)      (1.73%)      (1.32%)      (1.25%)
5 YEAR*    5.59%       5.55%        5.18%        5.85%         7.12%
10 YEAR*     N/A         N/A          N/A          N/A           N/A

        MARYLAND   LIPPER OTHER    VIRGINIA     LIPPER        LEHMAN
     MUNICIPAL STATES INTERM. MUNICIPAL VA INTERMEDIATE MUNI. 10 INTERMEDIATE MUNI. DEBT INTERMEDIATE MUNI. DEBT YEAR BOND
        FUND      FUNDS AVG.        FUND       FUNDS AVG.   INDEX TR
6  MONTH 0.07%      (0.70%)           0.36%       (0.46%)      0.49%
1  YEAR (1.82%)     (2.06%)          (1.84%)      (1.81%)    (1.25%)
5  YEAR* 5.55%       5.19%            5.35%        5.26%       7.12%
10  YEAR*  N/A         N/A              N/A          N/A         N/A

INVESTMENT PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF ANY FRONT-END SALES CHARGE.
TR REPRESENTS TOTAL RETURN. SOURCE: LIPPER ANALYTICAL SERVICES, INC.
-     AVERAGE  ANNUAL  RETURN

CREDIT  QUALITY
DISTRIBUTION

AS  OF  12.31.99


NATIONAL  CALIFORNIA  MARYLAND  VIRGINIA


[INSERT  PIE  CHARTS  HERE]


NATIONAL

AAA - 46%
BBB - 6%
AA - 13%
A - 7%
cash & equivalents - 28%



CALIFORNIA

AAA - 57%
AA - 6%
A - 21%
BBB - 1%
cash & equivalents - 15%



MARYLAND

NR* - 4%
AAA - 51%
AA - 32%
BBB - 7%
cash & equivalents -6%



VIRGINIA

AAA - 37%
AA - 44%
A - 4%
cash & equivalents - 15%



* NOT RATED BY A RECOGNIZED RATING AGENCY; THE ADVISOR HAS DETERMINED THE CREDIT QUALITY BASED ON ITS OWN RESEARCH.

GROWTH  OF  A  HYPOTHETICAL  $10,000  INVESTMENT

TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND REFLECT THE DEDUCTION OF PORTFOLIO'S MAXIMUM FRONT-END SALES CHARGE OF 2.75%. NO SALES CHARGE HAS BEEN APPLIED TO THE INDICES USED FOR COMPARISON. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RETURNS. SOURCE: LIPPER ANALYTICAL SERVICES, INC.

[INSERT  LINE  GRAPHS]




NATIONAL
AVERAGE  ANNUAL
TOTAL  RETURN

AS  OF  12.31.99
1  YEAR      (4.74%)
5  YEAR       4.99%
INCEPTION     4.75%
(9.30.92)


CALIFORNIA
AVERAGE  ANNUAL
TOTAL  RETURN

AS  OF  12.31.99
1  YEAR     (4.40%)
5  YEAR      4.59%
INCEPTION    4.53%
(5.29.92)


MARYLAND
AVERAGE  ANNUAL
TOTAL  RETURN

AS  OF  12.31.99
1  YEAR      (4.57%)
5  YEAR       4.97%
INCEPTION     3.77%
(9.30.93)



VIRGINIA
AVERAGE  ANNUAL
TOTAL  RETURN

AS  OF  12.31.99
1  YEAR      (4.56%)
5  YEAR       4.78%
INCEPTION     3.81%
(9.30.93)

REPORT  OF  INDEPENDENT  ACCOUNTANTS


TO  THE  BOARD  OF  DIRECTORS  AND SHAREHOLDERS OF CALVERT MUNICIPAL FUND, INC.:

IN OUR OPINION, THE ACCOMPANYING STATEMENTS OF NET ASSETS AND THE RELATED STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN NET ASSETS AND FINANCIAL HIGHLIGHTS PRESENT FAIRLY, IN ALL MATERIAL RESPECTS, THE FINANCIAL POSITION OF CALVERT NATIONAL MUNICIPAL INTERMEDIATE PORTFOLIO, CALIFORNIA MUNICIPAL INTERMEDIATE PORTFOLIO, MARYLAND MUNICIPAL INTERMEDIATE PORTFOLIO, AND VIRGINIA MUNICIPAL INTERMEDIATE PORTFOLIO (FOUR PORTFOLIOS COMPRISING CALVERT MUNICIPAL FUND, INC., HEREINAFTER REFERRED TO AS THE "FUNDS"), AT DECEMBER 31, 1999, THE RESULTS OF EACH OF THEIR OPERATIONS, THE CHANGES IN EACH OF THEIR NET ASSETS AND THE FINANCIAL HIGHLIGHTS FOR EACH OF THE PERIODS PRESENTED, IN CONFORMITY WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES. THESE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS (HEREINAFTER REFERRED TO AS "FINANCIAL STATEMENTS") ARE THE RESPONSIBILITY OF THE FUNDS' MANAGEMENT; OUR RESPONSIBILITY IS TO EXPRESS AN OPINION ON THESE FINANCIAL STATEMENTS BASED ON OUR AUDITS. WE CONDUCTED OUR AUDITS OF THESE FINANCIAL STATEMENTS IN ACCORDANCE WITH AUDITING STANDARDS GENERALLY ACCEPTED IN THE UNITED STATES, WHICH REQUIRE THAT WE PLAN AND PERFORM THE AUDIT TO OBTAIN REASONABLE ASSURANCE ABOUT WHETHER THE FINANCIAL STATEMENTS ARE FREE OF MATERIAL MISSTATEMENT. AN AUDIT INCLUDES EXAMINING, ON A TEST BASIS, EVIDENCE SUPPORTING THE AMOUNTS AND DISCLOSURES IN THE FINANCIAL STATEMENTS, ASSESSING THE ACCOUNTING PRINCIPLES USED AND SIGNIFICANT ESTIMATES MADE BY MANAGEMENT, AND EVALUATING THE OVERALL FINANCIAL STATEMENT PRESENTATION. WE BELIEVE THAT OUR AUDITS, WHICH INCLUDED CONFIRMATION OF SECURITIES AT DECEMBER 31, 1999 BY CORRESPONDENCE WITH THE CUSTODIAN AND BROKERS, PROVIDE A REASONABLE BASIS FOR THE OPINION EXPRESSED ABOVE.



PRICEWATERHOUSECOOPERS  LLP

BALTIMORE,  MARYLAND
FEBRUARY  11,  2000

NATIONAL  PORTFOLIO
STATEMENT  OF  NET  ASSETS
DECEMBER  31,  1999

                                          PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  98.5%            AMOUNT             VALUE
ALABAMA  -  2.4%
COLBERT  COUNTY  INDUSTRIAL  DEVELOPMENT  REVENUE  BONDS  VRDN,
     6.05%, 10/1/11                       $1,400,000      $1,400,000

CALIFORNIA  -  11.4%
ORANGE  COUNTY  LOCAL  TRANSPORTATION  AUTHORITY  SALES  TAX
     REVENUE  BONDS,  6.00%,  2/15/09      2,000,000       2,129,720
REGENTS  OF  THE  UNIVERSITY  OF  CALIFORNIA,  LOS  ANGELES  LEASE
     REVENUE  BONDS,  6.00%,  5/15/02        372,514         379,492
SANTA  CLARA  FINANCING  AUTHORITY  LEASE  REVENUE  BONDS,
     6.00%,  11/15/12,  AMBAC  INSURED     2,000,000       2,133,140
STATEWIDE  COMMUNITY  DEVELOPMENT  AUTHORITY  MFH  REVENUE  BONDS
   VRDN,  5.75%,  3/25/25,  BPA:  NEWMAN  FINANCIAL  SERVICES,  INC.
                                           2,000,000       1,997,600

FLORIDA  -  8.9%
DADE  COUNTY  EDUCATION  FACILITIES  AUTHORITY  REVENUE  BONDS,
     6.00%,  4/1/08,  MBIA  INSURED        1,000,000       1,059,560
DUVAL  COUNTY  MFH  REVENUE  BONDS  VRDN,  5.85%,  7/1/25,
     LOC:  HOUSEHOLD  FINANCIAL  CORP.     2,800,000       2,800,000
STATE  MFH  REVENUE  BONDS,  CYPRESS  LAKE,  5.75%,  12/1/07,
     LOC:  HELLER  FINANCIAL                 300,000         301,740
SUNRISE  UTILITY  SYSTEM  REVENUE  BONDS,  5.50%,  10/1/12,
     AMBAC  INSURED                        1,000,000       1,018,280

GEORGIA  -  12.4%
GEORGIA  GO  BONDS,  5.25%,  10/1/14       1,200,000       1,169,844
STATE  MUNICIPAL  GAS  AUTHORITY  REVENUE  BONDS  VRDN:
6.50%,  11/1/07,  LOC:  BANK  OF  AMERICA  3,020,000       3,019,789
6.50%,  11/1/07,  LOC:  MORGAN  GUARANTY   1,510,000       1,509,894
6.50%, 11/1/07, LOC: WACHOVIA  BANK & TRUST
                                           1,510,000       1,509,894

HAWAII  -  0.3%
HAWAII  STATE  DEPARTMENT  OF  BUDGET  AND  FINANCE  REVENUE  BONDS
VRDN,  5.50%,  12/1/21,  LOC:  UNION  BANK  CALIFORNIA
                                             200,000         200,000

INDIANA  -  2.1%
ELGIN  IDA  REVENUE  VRDN,  5.67%,  9/1/16,  LOC:  LASALLE BANK
                                             200,000         200,000
FRANKFORT  ECONOMIC  DEVELOPMENT  REVENUE  BONDS  VRDN,
7.15%,  1/1/23, LOC: DAI-ICHI KANGYO BANK  1,000,000       1,000,000

KENTUCKY  -  2.8%
GLASGOW  INDUSTRIAL  BUILDING  REVENUE  BONDS  VRDN,  5.78%, 6/1/20,
     LOC:  BANK  TOKYO  MITSUBISHI         1,600,000       1,600,000

                                            PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  CONT'D             AMOUNT           VALUE
LOUISIANA  -  0.6%
PUBLIC FACILITY AUTHORITY STUDENT LOAN REVENUE  BONDS, 6.50%, 3/1/02
                                            $330,000        $339,042

MARYLAND  -  6.3%
CAMBRIDGE  ECONOMIC  DEVELOPMENT  AUTHORITY  REVENUE  BONDS,
     7.25%,  4/1/04                          735,000         749,604
CECIL  COUNTY  HEALTH  DEPARTMENT  COP,  7.875%,  7/1/14
                                           1,141,000       1,176,257
PRINCE  GEORGES  COUNTY  ECONOMIC  DEVELOPMENT  AUTHORITY  REVENUE
BONDS,  5.68%,  8/1/11,  LOC:  ALLFIRST,  NA  (TENDER  1/1/01  @100)
                                           1,722,600       1,729,559

MASSACHUSETTS  -  5.2%
SPECIAL  OBLIGATION  REVENUE  BONDS,  5.50%,  6/1/13
                                           1,000,000       1,004,660
STATE  HEALTH  AND  EDUCATION  FACILITIES  AUTHORITY  REVENUE  BONDS
     VRDN,  4.85%,  7/1/31,  ASSET  GUARANTY  INSURED
                                           2,000,000       2,000,000

MICHIGAN  -  6.6%
DETROIT WATER SUPPLY REVENUE BONDS, 6.00%, 7/1/14, MBIA INSURED
                                           1,000,000       1,042,390
HIGHER  EDUCATION  FACILITIES  AUTHORITY  REVENUE  BONDS  VRDN:
     6.00%,  11/1/03                       1,545,000       1,578,866
     7.00%,  11/1/05                         610,000         662,350
OAKLAND COUNTY ECONOMIC DEVELOPMENT CORP. LO REVENUE BONDS, CRANBROOK EDUCATIONAL COMMUNITY, 6.38%, 11/1/14
                                             500,000         533,795

NEW  JERSEY  -  3.8%
TRANSPORTATION  AUTHORITY  REVENUE  BONDS,  6.50%,  6/15/11,
     MBIA  INSURED                         2,000,000       2,211,300

NEW  YORK  -  15.6%
LONG  ISLAND  POWER  AUTHORITY  ELECTRIC  SYSTEM  REVENUE  BONDS,
     5.50%,  12/1/13,  FSA  INSURED        1,000,000       1,001,880
NEW  YORK  CITY  TRANSITIONAL  FINANCE  AUTHORITY  REVENUE  BONDS,
     5.25%,  5/1/14                        2,815,000       2,673,321
ORANGE  COUNTY IDA VRDN, 5.115%, 12/1/05, LOC: SUMMIT BANK
                                        1,795,000.00       1,795,000
STATE  DORMITORY  AUTHORITY  REVENUE  BONDS,  5.25%,  7/1/13
                                           1,705,000       1,633,424
STATE  ENVIRONMENTAL  POLLUTION  CONTROL  REVENUE  BONDS,
     5.70%,  1/15/12                         500,000         510,250
STATE  LOCAL  GOVERNMENT  ASSISTANCE  CORP.  REVENUE  BONDS,
     6.00%,  4/1/14                        1,000,000       1,041,810
WESTCHESTER  COUNTY  IDA CIVIC FACILITY REVENUE BONDS, 6.25%, 4/1/05
                                             395,000         397,212

PENNSYLVANIA  -  0.4%
ALLEGHENY  COUNTY  HIGHER  EDUCATION  BUILDING  AUTHORITY
     REVENUE  BONDS,  6.00%,  2/15/08        230,000         235,589

TENNESSEE  -  2.5%
KNOXVILLE  COUNTY  HEALTH  EDUCATIONAL  AND  HOUSING  FACILITIES
REVENUE BONDS, 7.25%, 1/7/31, MBIA INSURED
                                           1,250,000       1,427,013

TEXAS  -  3.4%
HARRIS  COUNTY  IDA  VRDN,  7.15%,  8/1/01,  LOC: SAKURA BANK
                                           2,000,000       2,000,000

                                            PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  CONT'D             AMOUNT           VALUE
VIRGINIA  -  3.6%
ARLINGTON  COUNTY  COMMUNITY  HOUSING  FINANCE  REVENUE  BONDS,
     6.00%,  12/1/09                        $263,000      $  263,268
SOUTHEASTERN PUBLIC SERVICE AUTHORITY REVENUE BONDS, 5.00%, 7/1/15.
                                           2,000,000       1,841,700

WASHINGTON  -  1.7%
SNOHOMISH  COUNTY  WASHINGTON  SCHOOL  DISTRICT  2  GO  BONDS,
     5.00%,  12/1/07                       1,000,000         992,350

OTHER  -  8.5%
FORT MOJAVE INDIAN TRIBE OF ARIZONA, CALIFORNIA AND NEVADA PUBLIC FACILITIES COMBINED LO AND REVENUE BONDS ADJUSTABLE RATE AND
TENDER SERIES OF 1993, 11.50%, 12/1/18       405,020         405,020
PUERTO  RICO  GO  BONDS,  5.50%,  7/1/13   1,500,000       1,497,165
PUERTO  RICO  COMMONWEALTH  HIGHWAY  AND  TRANSPORTATION
     REVENUE  BONDS,  AMBAC  INSURED
          5.50%,  7/1/12                   1,000,000       1,019,030
          5.50%,  7/1/13                   2,000,000       2,022,820


TOTAL  INVESTMENTS  (COST  $58,015,772)  -  98.5%         57,213,628
OTHER  ASSETS  AND  LIABILITIES,  NET  -  1.5%               879,501
                      NET  ASSETS  -  100%               $58,093,129

NET  ASSETS  CONSIST  OF:
PAID-IN CAPITAL APPLICABLE TO 5,738,547 OUTSTANDING CLASS A SHARES OF COMMON STOCK, $0.01 PAR VALUE WITH 250,000,000 CLASS A SHARES
     AUTHORIZED                                          $59,499,589
UNDISTRIBUTED  NET  INVESTMENT  INCOME                         2,924
ACCUMULATED  NET  REALIZED  GAIN  (LOSS)  ON INVESTMENTS   (607,240)
NET  UNREALIZED  APPRECIATION  (DEPRECIATION)  ON  INVESTMENTS
                                                           (802,144)

               NET  ASSETS                               $58,093,129

               NET  ASSET  VALUE  PER  SHARE                  $10.12

CALIFORNIA  PORTFOLIO
STATEMENT  OF  NET  ASSETS
DECEMBER  31,  1999

                                             PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  98.1%              AMOUNT           VALUE
CALIFORNIA  -  84.7%
ANAHEIM  PUBLIC  FINANCING  AUTHORITY  LEASE  REVENUE  BONDS,
     6.00%,  9/1/14,  FSA  INSURED        $1,000,000      $1,052,890
FRESNO  MFH  REVENUE  VRDN,  7.35%, 5/1/15, LOC: TOKAI BANK LTD
                                             900,000         900,000
LOS  ANGELES  MFH  REVENUE  BONDS  VRDN,  5.85%,  12/1/27
                                           3,000,000       3,068,430
LOS  ANGELES  SCHOOL  DISTRICT  GO  BONDS  VRDN,  6.00%,  7/1/11,
     FGIC  INSURED                         2,360,000       2,528,221
MARIN  COUNTY  HOUSING  AUTHORITY  VRDN,  4.80%,  10/15/29,
     LOC:  MORGAN  GUARANTY  TRUST           500,000         500,000
OCEANSIDE  MFH  REVENUE  VRDN,  5.55%,  8/1/17,
     SURBD:  CONTINENTAL  CASUALTY  CO.      500,000         500,000
ORANGE  COUNTY  LOCAL  TRANSPORTATION  AUTHORITY  SALES  TAX
     REVENUE  BONDS,  6.00%,  2/15/09      1,000,000       1,064,860
PALMDALE  SCHOOL DISTRICT VRDN, 5.00%, 12/13/10
                                           1,000,000       1,000,000
PORT  OF  OAKLAND  REVENUE  BONDS,  SERIES  D,  7.00%,  11/1/02,
     MBIA  INSURED                         1,000,000       1,064,630
SACRAMENTO  COP:
     6.75%,  3/1/02                          346,738         351,648
     6.50%,  1/1/04                          899,863         921,063
SACRAMENTO  CITY  FINANCING  AUTHORITY  REVENUE  BONDS,  SERIES  B,
     5.00%,  11/1/14                       1,000,000         929,520
SAN  JOSE  REDEVELOPMENT  AGENCY  ALLOCATION  BONDS,  6.00%, 8/1/09,
     MBIA  INSURED                         1,000,000       1,068,600
SANTA  CLARA  FINANCING  AUTHORITY  LEASE  REVENUE  BONDS,
     6.00%,  11/15/12,  AMBAC  INSURED     2,000,000       2,133,140
SOUTHERN  CALIFORNIA  PUBLIC  POWER  AUTHORITY  REVENUE  BONDS,
     6.75%,  7/1/13,  FSA  INSURED         1,800,000       2,030,814
SOUTHERN CALIFORNIA RAPID TRANSIT DISTRICT SPECIAL ASSESSMENT BONDS,
     5.90%,  9/1/07,  AMBAC  INSURED       1,000,000       1,064,180
STATE  DEPARTMENT  OF  WATER  RESOURCES  REVENUE  BONDS,
     6.00%,  12/1/10                       1,000,000       1,078,060
STATE  PUBLIC  WORKS  LEASE  REVENUE  BONDS,  5.625%,  3/1/16,
     AMBAC  INSURED                        1,000,000         987,900
STATEWIDE  DEVELOPMENT  AUTHORITY  MFH  REVENUE  BONDS
     VRDN,  8.50%,  11/1/00                  409,000         410,023
STATEWIDE  COMMMUNITY  DEVELOPMENT  AUTHORITY
    MFH  REVENUE  VRDN,  5.75%,  3/25/25,  2,000,000       1,997,600
WALNUT VALLEY UNIFIED SCHOOL DISTRICT GO BONDS, 6.10%, 8/1/08,
     AMBAC  INSURED                        1,000,000       1,083,940

                                            PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  CONT'D             AMOUNT           VALUE
OTHER  -  13.4%
GUAM  GOVERNMENT  LO  REVENUE  BONDS,
     5.50%,  11/1/08,  AMBAC  INSURED     $1,000,000      $1,030,450
PITNEY  BOWES  CORPORATION  LEASE  TOPS  TRUST  CERTIFICATES  VRDN,
     5.91%, 10/10/01, BPA: PITNEY BOWES CREDIT, AMBAC INSURED
                                           1,573,441       1,573,441
PUERTO  RICO  COMMONWEALTH  HIGHWAY  AND  TRANSPORTATION
     REVENUE  BONDS,  5.50%,  7/1/13,  AMBAC  INSURED
                                           1,465,000       1,481,716


TOTAL  INVESTMENTS  (COST  $29,959,468)  -  98.1%         29,821,126
   OTHER  ASSETS  AND  LIABILITIES, NET - 1.9%               563,898
               NET  ASSETS  -  100%                      $30,385,024

NET  ASSETS  CONSIST  OF:
PAID-IN CAPITAL APPLICABLE TO 2,998,527 OUTSTANDING CLASS A SHARES OF
     COMMON  STOCK,  $0.01  PAR  VALUE  WITH  250,000,000  CLASS  A
     SHARES  AUTHORIZED                                   31,127,946
UNDISTRIBUTED  NET  INVESTMENT  INCOME                        16,597
ACCUMULATED  NET  REALIZED  GAIN  (LOSS)  ON INVESTMENTS   (621,177)
NET  UNREALIZED  APPRECIATION  (DEPRECIATION)  ON  INVESTMENTS
                                                           (138,342)

          NET  ASSETS                                    $30,385,024

          NET  ASSET  VALUE  PER  SHARE                       $10.13





SEE  NOTES  TO  FINANCIAL  STATEMENTS.

MARYLAND  PORTFOLIO
STATEMENT  OF  NET  ASSETS
DECEMBER  31,  1999

                                             PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  97.6%              AMOUNT           VALUE
MARYLAND  -  75.8%
ANNE ARUNDEL COUNTY GO BONDS, 5.125%, 4/15/09  $500,000     $500,260
BALTIMORE  CITY  GO  BONDS,  6.00%,  10/15/04,  AMBAC  INSURED
                                             500,000         526,665
BALTIMORE MARYLAND INDUSTRIAL DEVELOPMENT AUTHORITY REVENUE BONDS VRDN, 5.65%, 8/1/16, LOC: BAYERISCHE LANDESBANK
                                             500,000         500,000
CAMBRIDGE  ECONOMIC  DEVELOPMENT  REVENUE  BONDS, 7.25%, 4/1/04
                                             665,000         678,214
CARROLL  COUNTY  GO  BONDS,  6.25%,  11/1/08
     (PREREFUNDED  11/1/01  @  102)          400,000         419,600
CECIL COUNTY GO BONDS, 5.10%, 12/1/07, FGIC INSURED
                                             500,000         503,325
CECIL  COUNTY HEALTH DEPARTMENT COP, 7.875%, 7/1/14
                                             417,000         429,885
CHARLES COUNTY GO BONDS, 5.00%, 3/1/09       615,000         610,855
HARFORD COUNTY GO BONDS, 5.50%, 12/1/07      500,000         518,205
HOWARD COUNTY GO BONDS, 5.25%, 8/15/05       400,000         408,952
MARYLAND  GO  BONDS:
     4.75%,  3/1/08                          700,000         684,075
     5.00%,  8/1/11                          500,000         488,385
MARYLAND  HEALTH  &  HIGHER  EDUCATION  FACILITIES  AUTHORITY
     REVENUE  BONDS,  6.00%,  7/1/10         300,000         320,106
MARYLAND  HOUSING  &  COMMUNITY  DEVELOPMENT  REVENUE  BONDS,
     5.05%,  4/1/08                          500,000         491,690
MARYLAND  STATE  ECONOMIC  DEVELOPMENT  AUTHORITY  REVENUE  BONDS,
     SERIES  A,  8.625%,  10/1/19            500,000         549,220
WASHINGTON  SUBURBAN  SANITARY DISTRICT REVENUE BONDS, 5.00%, 6/1/09
                                                 500,000     496,865

TERRITORIES  -  21.8%
PUERTO RICO AQUEDUCT & SEWER AUTHORITY REVENUE BONDS, 6.00%, 7/1/09,
     AMBAC  INSURED                              500,000     536,080
PUERTO RICO COMMONWEALTH HIGHWAY AND TRANSPORTATION REVENUE BONDS:
     5.50%,  7/1/12,  AMBAC  INSURED             700,000     713,321
     6.25%,  7/1/13,  MBIA  INSURED            1,000,000   1,082,740

TOTAL  INVESTMENTS  (COST  $10,515,729)  -  97.6%         10,458,443
OTHER  ASSETS  AND  LIABILITIES,  NET  -  2.4%               252,265
                    NET  ASSETS  -  100%                 $10,710,708

NET  ASSETS  CONSIST  OF:
PAID-IN CAPITAL APPLICABLE TO 2,181,652 OUTSTANDING CLASS A SHARES OF
     COMMON  STOCK,  $0.01  PAR  VALUE  WITH  250,000,000  CLASS  A
     SHARES  AUTHORIZED                                  $10,887,903
UNDISTRIBUTED  NET  INVESTMENT  INCOME                        15,531
ACCUMULATED  NET  REALIZED  GAIN  (LOSS)  ON INVESTMENTS   (135,440)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS   (57,286)

               NET  ASSETS                               $10,710,708

               NET  ASSET  VALUE  PER  SHARE                   $4.91

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

VIRGINIA  PORTFOLIO
STATEMENT  OF  NET  ASSETS
DECEMBER  31,  1999

                                             PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  98.3%              AMOUNT           VALUE
VIRGINIA  -  86.1%
ARLINGTON  COUNTY  COMMUNITY  HOUSING  FINANCE  REVENUE  BONDS,
     6.00%,  6/1/09                         $472,000        $472,481
ARLINGTON COUNTY GO BONDS, 6.00%, 6/1/11   1,000,000       1,068,180
CHESAPEAKE BAY BRIDGE AND TUNNEL REVENUE BONDS, 5.50%, 7/1/06,
     FGIC  INSURED                           450,000         463,360
FAIRFAX COUNTY REVENUE BONDS, 5.00%, 6/1/06  750,000         755,370
FAIRFAX COUNTY IDA REVENUE BONDS, INOVA HEALTH SYSTEMS PROJECT,
     5.50%,  8/15/08                         500,000         503,995
FAIRFAX COUNTY ECONOMIC DEVELOPMENT AUTHORITY REVENUE VRDN, 3.95%, 2/1/11, BPA: NATIONAL WESTMINSTER BANK
                                             600,000         599,713
HAMPTON  CITY  GO  BONDS,  5.90%,  1/15/07   400,000         424,316
HANOVER  COUNTY  IDA  REVENUE  BONDS,  5.30%,  8/15/07, MBIA INSURED
                                             500,000         506,470
HENRICO  COUNTY  IDA  REVENUE  VRDN,  7.30%,  10/1/08,
     LOC:  TOKAI  BANK  LTD                  800,000         800,000
LOUDON  COUNTY  GO  BONDS,  5.25%,  12/1/13  500,000         490,310
METROPOLITAN  WASHINGTON  AIRPORT  AUTHORITY  REVENUE  BONDS,
     5.60%,  10/1/06,  MBIA  INSURED         300,000         308,190
NORTHERN VIRGINIA TRANSPORTATION DISTRICT REVENUE BONDS, SERIES A,
     5.125%,  5/15/10                        500,000         493,720
PENINSULA PORTS HEALTH SYSTEM HEALTH REVENUE BONDS, 6.00%, 7/1/01
                                             300,000         305,238
RIVERSIDE REGULATORY JAIL AUTHORITY REVENUE BONDS, 5.70%, 7/1/08,
     MBIA  INSURED                           450,000         464,953
STATE  GO  BONDS,  5.00%,  6/1/07            500,000         502,810
STATE  MFH  REVENUE  BONDS,  5.85%,  5/1/08  500,000         514,460
STATE  PUBLIC  BUILDING  AUTHORITY  REVENUE  BONDS,  SERIES  A,
     6.00%,  8/1/03                          400,000         411,976
STATE  PUBLIC  BUILDING  AUTHORITY  FACILITIES  REVENUE  BONDS,
     5.00%,  8/1/10                          600,000         585,252
STATE  PUBLIC  SCHOOL  AUTHORITY  REVENUE  BONDS,  SERIES  A:
     6.00%,  8/1/03                          200,000         208,662
     5.75%,  8/1/08                          500,000         523,330
UNIVERSITY OF VIRGINIA REVENUE BONDS, 5.125%, 6/1/12
                                           1,040,000       1,009,008
VIRGINIA BEACH GO BONDS, 5.40%, 7/15/08      340,000         347,667
WASHINGTON COUNTY IDA REVENUE BONDS, 5.625%, 7/1/02
                                             245,000         247,705
WINCHESTER  IDA  REVENUE  BONDS,  SHENANDOAH  UNIVERSITY:
6.05%, 10/1/05, PREREFUNDED ASSET GUARENTY INSURED
                                             265,000         282,429
     6.05%,  10/1/05,  UNREFUNDED  ASSET  GUARENTY  INSURED
                                              35,000          36,700


                                             PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  CONT'D             AMOUNT           VALUE
TERRITORIES  -  12.2%
PUERTO  RICO  AQUEDUCT  &  SEWER  AUTHORITY  REVENUE  BONDS,
     6.00%,  7/1/09,  AMBAC  INSURED        $500,000        $536,080
PUERTO  RICO  COMMONWEALTH  HIGHWAY  AND  TRANSPORTATION
     REVENUE  BONDS:
          5.50%,  7/1/12,  AMBAC  INSURED    700,000         713,321
          5.50%,  7/1/13                     500,000         499,055


TOTAL  INVESTMENTS  (COST  $14,233,689)  -  98.3%         14,074,751
OTHER  ASSETS  AND  LIABILITIES,  NET  -  1.7%               241,905
                    NET  ASSETS  -  100%                 $14,316,656



NET  ASSETS  CONSIST  OF:
PAID-IN CAPITAL APPLICABLE TO 2,888,008 OUTSTANDING CLASS A SHARES OF
     COMMON  STOCK,  $0.01  PAR  VALUE  WITH  250,000,000  CLASS  A
     SHARES  AUTHORIZED                                  $14,546,538
UNDISTRIBUTED  NET  INVESTMENT  INCOME                        17,355
ACCUMULATED  NET  REALIZED  GAIN  (LOSS)  ON  INVESTMENTS   (88,299)
NET  UNREALIZED  APPRECIATION  (DEPRECIATION)  ON  INVESTMENTS
                                                           (158,938)

     NET  ASSETS                                         $14,316,656

     NET  ASSET  VALUE  PER  SHARE                             $4.96





ABBREVIATIONS:
COPS: CERTIFICATES OF PARTICIPATION         LO:  LIMITED  OBLIGATION
FGIC: FINANCIAL GUARANTY INSURANCE COMPANY MBIA: MUNICIPAL BOND INSURANCE ASSOCIATION
FSA:  FINANCIAL  SECURITY  ADVISOR       MFH:  MULTI-FAMILY  HOUSING
GO:  GENERAL  OBLIGATION        VRDN:  VARIABLE  RATE  DEMAND  NOTES
IDA:  INDUSTRIAL  DEVELOPMENT  AUTHORITY

EXPLANATION  OF  GUARANTEES:
BPA:  BOND-PURCHASE  AGREEMENT               SURBD:  SURETY  BOND
LOC:  LETTER  OF  CREDIT

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENTS  OF  OPERATIONS
YEAR  ENDED  DECEMBER  31,  1999

                                            NATIONAL      CALIFORNIA
NET  INVESTMENT  INCOME                    PORTFOLIO       PORTFOLIO
INVESTMENT  INCOME:
     INTEREST  INCOME                     $3,240,850      $1,663,844

EXPENSES:
     INVESTMENT  ADVISORY  FEE               387,442         201,388
     TRANSFER  AGENCY  FEES  AND  EXPENSES    43,683          23,673
     ACCOUNTING  FEES                         18,107          12,535
     DIRECTORS'  FEES  AND  EXPENSES           5,703           3,016
     ADMINISTRATIVE  FEES                     62,430          27,667
     CUSTODIAN  FEES                          14,865          10,254
     REGISTRATION  FEES                       21,274           4,468
     REPORTS  TO  SHAREHOLDERS                11,874           4,259
     PROFESSIONAL  FEES                       29,555          15,374
     MISCELLANEOUS                             6,548           3,190
               TOTAL  EXPENSES               601,481         305,824
               FEES  PAID  INDIRECTLY        (19,595)        (7,363)
                    NET  EXPENSES            581,886         298,461

               NET  INVESTMENT  INCOME     2,658,964       1,365,383

REALIZED  AND  UNREALIZED
GAIN  (LOSS)  ON  INVESTMENTS
NET REALIZED GAIN (LOSS) ON INVESTMENTS     (630,843)       (20,638)
CHANGE  IN  UNREALIZED  APPRECIATION  OR  (DEPRECIATION)
                                          (3,270,967)    (1,909,190)

               NET  REALIZED  AND  UNREALIZED
    GAIN  (LOSS)  ON INVESTMENTS          (3,901,810)    (1,929,828)

               INCREASE  (DECREASE)  IN  NET  ASSETS
    RESULTING  FROM  OPERATIONS          ($1,242,846)     ($564,445)

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENTS  OF  OPERATIONS
YEAR  ENDED  DECEMBER  31,  1999

                                            MARYLAND       VIRGINIA
NET  INVESTMENT  INCOME                    PORTFOLIO       PORTFOLIO
INVESTMENT  INCOME:
     INTEREST  INCOME                       $582,093        $719,413

EXPENSES:
     INVESTMENT  ADVISORY  FEE                69,121          88,853
     TRANSFER  AGENCY  FEES  AND  EXPENSES    14,924          25,654
     ACCOUNTING  FEES                          8,441           9,112
     DIRECTORS'  FEES  AND  EXPENSES           1,010           1,332
     ADMINISTRATIVE  FEES                      6,807           9,329
     CUSTODIAN  FEES                           5,513           7,185
     REGISTRATION  FEES                        3,384           1,755
     REPORTS  TO  SHAREHOLDERS                 2,612           2,588
     PROFESSIONAL  FEES                        5,264           6,792
     MISCELLANEOUS                             1,423           1,611
               TOTAL  EXPENSES               118,499         154,211
               FEES  PAID  INDIRECTLY         (6,145)        (5,656)
                    NET  EXPENSES            112,354         148,555

               NET  INVESTMENT  INCOME       469,739         570,858

REALIZED  AND  UNREALIZED
GAIN  (LOSS)  ON  INVESTMENTS
NET  REALIZED  GAIN  (LOSS)  ON  INVESTMENTS  13,522        (27,737)
CHANGE  IN  UNREALIZED  APPRECIATION  OR  (DEPRECIATION)
                                            (687,714)      (833,698)

               NET  REALIZED  AND  UNREALIZED
     GAIN  (LOSS)  ON  INVESTMENTS          (674,192)      (861,435)

               INCREASE  (DECREASE)  IN  NET  ASSETS
      RESULTING  FROM  OPERATIONS          ($204,453)     ($290,577)

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

NATIONAL  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                        YEAR  ENDED     YEAR  ENDED
                                       DECEMBER  31,   DECEMBER  31,
INCREASE  (DECREASE)  IN  NET  ASSETS     1999              1998
OPERATIONS:
     NET  INVESTMENT  INCOME             $2,658,964       $2,756,891
     NET  REALIZED  GAIN  (LOSS)          (630,843)        1,920,349
     CHANGE  IN  UNREALIZED  APPRECIATION OR (DEPRECIATION)
                                        (3,270,967)      (1,011,208)

               INCREASE  (DECREASE)  IN  NET  ASSETS
RESULTING  FROM  OPERATIONS             (1,242,846)        3,666,032

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM:
     NET  INVESTMENT  INCOME            (2,648,777)      (2,804,195)
     NET  REALIZED  GAIN                  (351,929)        (548,194)
          TOTAL  DISTRIBUTIONS          (3,000,706)      (3,352,389)

CAPITAL  SHARE  TRANSACTIONS:
     SHARES  SOLD                        9,026,640        14,703,281
     SHARES  ISSUED  FROM  MERGERS  (NOTE  A)    -        24,529,727
     REINVESTMENT  OF  DISTRIBUTIONS     2,501,605         2,734,125
     SHARES  REDEEMED                  (20,256,067)     (20,149,637)
L  CAPITAL  SHARE TRANSACTIONS          (8,727,822)       21,817,496

TOTAL INCREASE (DECREASE) IN NET ASSETS
                                       (12,971,374)       22,131,139

NET  ASSETS
BEGINNING  OF  YEAR                     71,064,503        48,933,364
END  OF  YEAR  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT
     INCOME  OF  $2,924  AND  $14,225,  RESPECTIVELY)
                                       $58,093,129       $71,064,503

CAPITAL  SHARE  ACTIVITY
SHARES  SOLD                               848,808         1,358,355
SHARES ISSUED FROM MERGERS (NOTE  A)             -         2,288,901
REINVESTMENT  OF  DISTRIBUTIONS            239,358           253,141
SHARES  REDEEMED                        (1,920,093)      (1,865,402)
     TOTAL  CAPITAL  SHARE  ACTIVITY      (831,927)        2,034,995

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

CALIFORNIA  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                        YEAR  ENDED      YEAR  ENDED
                                       DECEMBER  31,   DECEMBER  31,
INCREASE  (DECREASE)  IN  NET  ASSETS     1999              1998
OPERATIONS:
     NET  INVESTMENT  INCOME             $1,365,383       $1,446,231
     NET  REALIZED  GAIN  (LOSS)            (20,638)         243,240
     CHANGE  IN  UNREALIZED  APPRECIATION OR (DEPRECIATION)
                                         (1,909,190)         128,889

               INCREASE  (DECREASE)  IN  NET  ASSETS
      RESULTING  FROM  OPERATIONS          (564,445)       1,818,360

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM:
     NET  INVESTMENT  INCOME             (1,367,094)     (1,478,531)

CAPITAL  SHARE  TRANSACTIONS:
     SHARES  SOLD                         2,703,938        8,557,713
     REINVESTMENT  OF  DISTRIBUTIONS        999,938        1,082,093
     SHARES  REDEEMED                    (8,350,713)     (8,101,211)
TOTAL  CAPITAL  SHARE  TRANSACTIONS      (4,646,837)       1,538,595

TOTAL INCREASE (DECREASE) IN NET ASSETS  (6,578,376)       1,878,424

NET  ASSETS
BEGINNING  OF  YEAR                      36,963,400       35,084,976
END  OF  YEAR  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT
     INCOME  OF  $16,597  AND  $19,408,  RESPECTIVELY)
                                        $30,385,024      $36,963,400

CAPITAL  SHARE  ACTIVITY
SHARES  SOLD                                258,976          798,741
REINVESTMENT  OF  DISTRIBUTIONS              95,967          101,599
SHARES  REDEEMED                           (798,572)       (757,935)
     TOTAL  CAPITAL  SHARE  ACTIVITY       (443,629)         142,405


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

MARYLAND  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                        YEAR  ENDED     YEAR  ENDED
                                       DECEMBER  31,   DECEMBER  31,
INCREASE  (DECREASE)  IN  NET  ASSETS     1999              1998
OPERATIONS:
     NET  INVESTMENT  INCOME                $469,739        $511,945
     NET  REALIZED  GAIN                      13,522         141,854
     CHANGE  IN  UNREALIZED  APPRECIATION  OR  (DEPRECIATION)
                                            (687,714)       (64,237)

               INCREASE  (DECREASE)  IN  NET  ASSETS
               RESULTING  FROM  OPERATIONS  (204,453)        589,562

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM:
     NET  INVESTMENT  INCOME                (468,362)      (520,348)

CAPITAL  SHARE  TRANSACTIONS:
     SHARES  SOLD                            992,252       2,659,203
     REINVESTMENT  OF  DISTRIBUTIONS         402,593         433,569
     SHARES  REDEEMED                     (2,176,301)    (3,434,067)
TOTAL  CAPITAL  SHARE  TRANSACTIONS         (781,456)      (341,295)

TOTAL INCREASE (DECREASE) IN NET ASSETS   (1,454,271)      (272,081)

NET  ASSETS
BEGINNING  OF  YEAR                       12,164,979      12,437,060
END  OF  YEAR  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT
     INCOME  OF  $15,531  AND  $14,154,  RESPECTIVELY)
                                         $10,710,708     $12,164,979

CAPITAL  SHARE  ACTIVITY
SHARES  SOLD                                 195,388         515,343
REINVESTMENT  OF  DISTRIBUTIONS               79,828          83,842
SHARES  REDEEMED                            (429,476)      (663,691)
     TOTAL  CAPITAL  SHARE  ACTIVITY        (154,260)       (64,506)



SEE  NOTES  TO  FINANCIAL  STATEMENTS.

VIRGINIA  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                        YEAR  ENDED     YEAR  ENDED
                                       DECEMBER  31,   DECEMBER  31,
INCREASE  (DECREASE)  IN  NET  ASSETS     1999              1998
OPERATIONS:
     NET  INVESTMENT  INCOME                $570,858        $566,684
     NET  REALIZED  GAIN  (LOSS)             (27,737)        153,162
CHANGE  IN  UNREALIZED  APPRECIATION  OR  (DEPRECIATION)
                                            (833,698)       (25,744)

               INCREASE  (DECREASE)  IN  NET  ASSETS
               RESULTING  FROM  OPERATIONS  (290,577)        694,102

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM:
     NET  INVESTMENT  INCOME                (568,597)      (564,133)

CAPITAL  SHARE  TRANSACTIONS:
     SHARES  SOLD                          3,454,236       2,111,352
     REINVESTMENT  OF  DISTRIBUTIONS         515,649         530,051
     SHARES  REDEEMED                     (3,232,855)    (1,874,183)
TOTAL  CAPITAL  SHARE  TRANSACTIONS          737,030         767,220

TOTAL INCREASE (DECREASE) IN NET ASSETS     (122,144)        897,189

NET  ASSETS
BEGINNING  OF  YEAR                       14,438,800      13,541,611
END  OF  YEAR  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT
     INCOME  OF  $17,355  AND  $15,678,  RESPECTIVELY)
                                         $14,316,656     $14,438,800

CAPITAL  SHARE  ACTIVITY
SHARES  SOLD                                 673,904         405,658
REINVESTMENT  OF  DISTRIBUTIONS              101,412         101,991
SHARES  REDEEMED                            (635,189)      (361,378)
     TOTAL  CAPITAL  SHARE  ACTIVITY         140,127         146,271


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

NOTES  TO  FINANCIAL  STATEMENTS

NOTE  A  -  SIGNIFICANT  ACCOUNTING  POLICIES
GENERAL: THE CALVERT MUNICIPAL FUND, INC. IS COMPRISED OF FOUR MUNICIPAL INTERMEDIATE PORTFOLIOS: NATIONAL, CALIFORNIA, MARYLAND, AND VIRGINIA. EACH OF THE PORTFOLIOS, COLLECTIVELY THE "FUND," ARE REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS OPEN-END MANAGEMENT INVESTMENT COMPANIES. THE OPERATIONS OF EACH PORTFOLIO ARE ACCOUNTED FOR SEPARATELY. SHARES OF EACH PORTFOLIO ARE SOLD WITH A MAXIMUM FRONT-END SALES CHARGE OF 2.75%.
ON MARCH 31, 1998, THE NET ASSETS OF FIRST VARIABLE RATE FOR GOVERNMENT INCOME, FLORIDA INTERMEDIATE PORTFOLIO AND CALVERT MUNICIPAL FUND'S MICHIGAN PORTFOLIO AND NEW YORK INTERMEDIATE PORTFOLIOS MERGED INTO CALVERT MUNICIPAL FUND NATIONAL INTERMEDIATE PORTFOLIO. THE ACQUISITION WAS ACCOMPLISHED BY A TAX-FREE EXCHANGE OF 1,625,516 SHARES OF THE NATIONAL PORTFOLIO (VALUED AT $17,458,044) FOR 1,308,624 SHARES OF FLORIDA PORTFOLIO, 893,727 SHARES OF MICHIGAN PORTFOLIO, AND 1,233,997 SHARES OF NEW YORK INTERMEDIATE PORTFOLIOS OUTSTANDING AT MARCH 31, 1998. THE FLORIDA PORTFOLIO'S NET ASSETS AT THAT DATE, INCLUDING $15,706 OF NET UNREALIZED APPRECIATION AND $3,480 OF NET REALIZED LOSS, WERE COMBINED WITH THOSE OF THE NATIONAL PORTFOLIO. THE MICHIGAN PORTFOLIO'S NET ASSETS AT THAT DATE, INCLUDING $202,434 OF NET UNREALIZED APPRECIATION AND $107,674 OF NET REALIZED LOSS WERE COMBINED WITH THOSE OF THE NATIONAL PORTFOLIO. THE NEW YORK PORTFOLIO'S NET ASSETS AT THAT DATE, INCLUDING $97,040 OF NET UNREALIZED APPRECIATION AND $1,071 OF NET REALIZED LOSS WERE COMBINED WITH THOSE OF THE NATIONAL PORTFOLIO. THE AGGREGATE NET ASSETS OF THE NATIONAL PORTFOLIO, FLORIDA PORTFOLIO, MICHIGAN PORTFOLIO, AND NEW YORK PORTFOLIO IMMEDIATELY BEFORE THE ACQUISITION WERE $49,805,260, $6,582,381, $4,656,320 AND $6,219,343,
RESPECTIVELY.
ON APRIL 24, 1998, THE NET ASSETS OF THE CALVERT MUNICIPAL FUND'S ARIZONA AND PENNSYLVANIA INTERMEDIATE PORTFOLIOS MERGED INTO CALVERT MUNICIPAL FUND NATIONAL INTERMEDIATE PORTFOLIO. THE ACQUISITION WAS ACCOMPLISHED BY A TAX-FREE EXCHANGE OF 663,385 SHARES OF THE NATIONAL PORTFOLIO (VALUED AT $7,071,683) FOR 480,634 SHARES OF ARIZONA PORTFOLIO AND 944,242 SHARES OF PENNSYLVANIA PORTFOLIO OUTSTANDING AT APRIL 24, 1998. THE ARIZONA PORTFOLIO'S NET ASSETS AT THAT DATE, INCLUDING $10,493 OF NET UNREALIZED APPRECIATION AND $1,029 OF NET REALIZED LOSS, WERE COMBINED WITH THOSE OF THE NATIONAL PORTFOLIO. THE PENNSYLVANIA
PORTFOLIO'S NET ASSETS AT THAT DATE, INCLUDING $21,951 OF NET UNREALIZED APPRECIATION AND $2,521 OF NET REALIZED LOSS WERE COMBINED WITH THOSE OF THE NATIONAL PORTFOLIO. THE AGGREGATE NET ASSETS OF THE NATIONAL PORTFOLIO, ARIZONA PORTFOLIO AND PENNSYLVANIA PORTFOLIO IMMEDIATELY BEFORE THE ACQUISITION WERE $66,384,068, $2,359,913 AND $4,711,770, RESPECTIVELY.
SECURITY VALUATION: MUNICIPAL SECURITIES ARE VALUED UTILIZING THE AVERAGE OF BID PRICES OR AT BID PRICES BASED ON A MATRIX SYSTEM (WHICH CONSIDERS SUCH FACTORS AS SECURITY PRICES, YIELDS, MATURITIES AND RATINGS) FURNISHED BY DEALERS THROUGH AN INDEPENDENT PRICING SERVICE. SECURITIES (INCLUDING OPTIONS) LISTED OR TRADED ON A NATIONAL SECURITIES EXCHANGE ARE VALUED AT THE LAST REPORTED SALE PRICE. OTHER SECURITIES AND ASSETS FOR WHICH MARKET QUOTATIONS ARE NOT AVAILABLE OR DEEMED INAPPROPRIATE ARE VALUED IN GOOD FAITH UNDER THE DIRECTION OF THE BOARD OF DIRECTORS.
OPTIONS: THE FUND MAY WRITE OR PURCHASE OPTIONS. THE OPTION PREMIUM IS THE BASIS FOR RECOGNITION OF UNREALIZED OR REALIZED GAIN OR LOSS ON THE OPTION. THE COST OF SECURITIES ACQUIRED OR THE PROCEEDS FROM SECURITIES SOLD THROUGH THE EXERCISE OF THE OPTION IS ADJUSTED BY THE AMOUNT OF THE PREMIUM. RISKS FROM WRITING OR PURCHASING OPTION SECURITIES ARISE

FROM POSSIBLE ILLIQUIDITY OF THE OPTIONS MARKET AND THE MOVEMENT IN THE VALUE OF THE INVESTMENT OR IN INTEREST RATES. THE RISK ASSOCIATED WITH PURCHASING OPTIONS IS LIMITED TO THE PREMIUM ORIGINALLY PAID.
FUTURES CONTRACTS: THE FUND MAY ENTER INTO FUTURES CONTRACTS AGREEING TO BUY OR SELL A FINANCIAL INSTRUMENT FOR A SET PRICE AT A FUTURE DATE. THE FUND MAINTAINS SECURITIES WITH A VALUE EQUAL TO ITS OBLIGATION UNDER EACH CONTRACT. INITIAL MARGIN DEPOSITS OF EITHER CASH OR SECURITIES ARE MADE UPON ENTERING INTO FUTURES CONTRACTS; THEREAFTER, VARIATION MARGIN PAYMENTS ARE MADE OR RECEIVED DAILY REFLECTING THE CHANGE IN MARKET VALUE. UNREALIZED OR REALIZED GAINS AND LOSSES ARE RECOGNIZED BASED ON THE CHANGE IN MARKET VALUE. RISKS OF FUTURES CONTRACTS ARISE FROM THE POSSIBLE ILLIQUIDITY OF THE FUTURES MARKETS AND THE MOVEMENT IN THE VALUE OF THE INVESTMENT OR IN INTEREST RATES.
SECURITY  TRANSACTIONS  AND  INVESTMENT  INCOME:  SECURITY  TRANSACTIONS  ARE
ACCOUNTED
FOR ON TRADE DATE. REALIZED GAINS AND LOSSES ARE RECORDED ON AN IDENTIFIED COST BASIS.
INTEREST INCOME, ACCRETION OF DISCOUNT AND AMORTIZATION OF PREMIUM ARE RECORDED ON AN ACCRUAL BASIS.
DISTRIBUTIONS TO SHAREHOLDERS: DISTRIBUTIONS TO SHAREHOLDERS ARE RECORDED BY THE FUND ON EX-DIVIDEND DATE. DIVIDENDS FROM NET INVESTMENT INCOME ARE PAID MONTHLY. DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS, IF ANY, ARE PAID AT LEAST ANNUALLY. DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES; ACCORDINGLY, PERIODIC RECLASSIFICATIONS ARE MADE WITHIN THE FUND'S CAPITAL ACCOUNTS TO REFLECT INCOME AND GAINS AVAILABLE FOR DISTRIBUTION UNDER INCOME TAX REGULATIONS.
ESTIMATES: THE PREPARATION OF FINANCIAL STATEMENTS IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNTS OF ASSETS AND LIABILITIES AND DISCLOSURE OF CONTINGENT ASSETS AND LIABILITIES AT THE DATE OF THE FINANCIAL STATEMENTS AND THE REPORTED AMOUNTS OF INCOME AND EXPENSES DURING THE REPORTING PERIOD. ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.
EXPENSE OFFSET ARRANGEMENTS: THE FUND HAS AN ARRANGEMENT WITH ITS CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE FUND'S CASH ON DEPOSIT WITH THE BANK. SUCH A DEPOSIT
ARRANGEMENT  IS  AN  ALTERNATIVE  TO  OVERNIGHT  INVESTMENTS.
FEDERAL INCOME TAXES: NO PROVISION FOR FEDERAL INCOME OR EXCISE TAX IS REQUIRED SINCE THE FUND INTENDS TO CONTINUE TO QUALIFY AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE AND TO DISTRIBUTE SUBSTANTIALLY ALL OF ITS TAXABLE EARNINGS.
NOTE  B  -  RELATED  PARTY  TRANSACTIONS
CALVERT ASSET MANAGEMENT COMPANY, INC. (THE "ADVISOR") IS WHOLLY-OWNED BY CALVERT GROUP, LTD. ("CALVERT"), WHICH IS INDIRECTLY WHOLLY-OWNED BY AMERITAS ACACIA MUTUAL HOLDING COMPANY. THE ADVISOR PROVIDES INVESTMENT ADVISORY SERVICES AND PAYS THE SALARIES AND FEES OF OFFICERS AND AFFILIATED DIRECTORS OF THE FUND. FOR ITS SERVICES, THE ADVISOR RECEIVES A MONTHLY FEE BASED ON THE FOLLOWING ANNUAL RATES OF AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO: .60% ON THE FIRST $500 MILLION, .50% ON THE NEXT $500 MILLION AND .40% ON THE EXCESS OF $1 BILLION. UNDER THE TERMS OF THE AGREEMENT, $37,676, $21,184, $8,169, AND $12,474 WERE PAYABLE AT YEAR END FOR NATIONAL, CALIFORNIA, MARYLAND AND VIRGINIA, RESPECTIVELY.

CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF THE ADVISOR, PROVIDES ADMINISTRATIVE SERVICES TO THE FUND FOR AN ANNUAL FEE, PAYABLE MONTHLY, OF .10% OF THE AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO. UNDER TERMS OF THE AGREEMENT, $5,048, $1,986, $325, AND $716 WERE PAYABLE AT YEAR END FOR NATIONAL, CALIFORNIA, MARYLAND AND VIRGINIA, RESPECTIVELY.
CALVERT DISTRIBUTORS, INC. ("CDI"), AN AFFILIATE OF THE ADVISOR, IS THE DISTRIBUTOR AND PRINCIPAL UNDERWRITER FOR THE FUND. DISTRIBUTION PLANS, ADOPTED BY THE FUND, ALLOW THE FUND TO PAY THE DISTRIBUTOR FOR EXPENSES AND SERVICES ASSOCIATED WITH DISTRIBUTION OF SHARES. THE EXPENSES PAID MAY NOT EXCEED AN ANNUAL RATE OF AVERAGE DAILY NET ASSETS OF .25% FOR EACH PORTFOLIO. THE DISTRIBUTOR CURRENTLY DOES NOT CHARGE ANY DISTRIBUTION PLAN EXPENSES. FOR THE YEAR ENDED DECEMBER 31, 1999, CDI RECEIVED SALES CHARGES IN EXCESS OF THE DEALER REALLOWANCE OF $8,092, $9,825, $3,637, AND $3,192 FOR THE NATIONAL, CALIFORNIA, MARYLAND, AND VIRGINIA PORTFOLIOS, RESPECTIVELY.
CALVERT SHAREHOLDER SERVICES, INC. ("CSSI"), AN AFFILIATE OF THE ADVISOR, IS THE SHAREHOLDER SERVICING AGENT FOR THE FUND. FOR ITS SERVICES, CSSI RECEIVED FEES OF $7,496, $4,303, $2,467, AND $1,674 FOR THE YEAR ENDED DECEMBER 31, 1999 FOR
NATIONAL, CALIFORNIA, MARYLAND, AND VIRGINIA, RESPECTIVELY. UNDER THE TERMS OF THE AGREEMENT, $513, $412, $183, AND $113 WERE PAYABLE AT PERIOD END FOR NATIONAL, CALIFORNIA, MARYLAND, AND VIRGINIA, RESPECTIVELY. NATIONAL FINANCIAL DATA SERVICES, INC. IS THE TRANSFER AND DIVIDEND DISBURSING AGENT.
EACH DIRECTOR WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVED AN ANNUAL FEE OF $20,500 PLUS UP TO $1,500 FOR EACH BOARD AND COMMITTEE MEETING ATTENDED. DIRECTOR'S FEES ARE ALLOCATED TO EACH OF THE FUNDS SERVED.
NOTE  C  -  INVESTMENT  ACTIVITY
DURING THE YEAR, PURCHASES AND SALES OF INVESTMENTS, OTHER THAN SHORT-TERM SECURITIES, WERE:

                   NATIONAL     CALIFORNIA     MARYLAND     VIRGINIA
PURCHASES:      $18,171,388     $3,069,500           $0   $1,601,857
SALES:           35,584,192      7,962,746      779,464    1,772,857

THE COST OF INVESTMENTS OWNED AT DECEMBER 31, 1999 WAS SUBSTANTIALLY THE SAME FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES FOR EACH PORTFOLIO. THE TABLE BELOW PRESENTS THE COMPONENTS OF NET UNREALIZED APPRECIATION (DEPRECIATION) AS OF DECEMBER 31, 1999, AND THE NET CAPITAL LOSS CARRYFORWARDS AS OF DECEMBER 31, 1999 WITH EXPIRATION DATES.
          UNREALIZED     UNREALIZED     CAPITAL  LOSS     EXPIRATION
        APPRECIATION   DEPRECIATION     CARRYFORWARDS          DATES
NATIONAL    $316,086     $1,118,230          $607,240       12/31/07
CALIFORNIA   210,095        348,437           136,098       12/31/02
                                              438,572       12/31/03
MARYLAND     144,214        201,500           135,440       12/31/02
VIRGINIA     136,036        294,974            51,397       12/31/02
                                               10,106       12/31/03
                                               26,798       12/31/07

CAPITAL LOSS CARRYFOWARDS MAY BE UTILIZED TO OFFSET CURRENT AND FUTURE CAPITAL GAINS UNTIL
EXPIRATION.
PORTFOLIOS MAY SELL OR PURCHASE SECURITIES FROM OTHER PORTFOLIOS MANAGED BY THE ADVISOR, PRIMARILY AS A CASH MANAGEMENT PRACTICE. ALL TRANSACTIONS ARE EXECUTED AT INDEPENDENTLY DERIVED PRICES.

NOTE  D  -  LINE  OF  CREDIT
A FINANCING AGREEMENT IS IN PLACE WITH ALL CALVERT GROUP FUNDS (EXCEPT FOR THE CALVERT SOCIAL INVESTMENT FUND MANAGED INDEX AND CVS AMERITAS INDEX 500 PORTFOLIOS) AND STATE STREET BANK AND TRUST COMPANY ("THE BANK"). UNDER THE AGREEMENT, THE BANK IS PROVIDING AN UNSECURED LINE OF CREDIT FACILITY, IN THE AGGREGATE AMOUNT OF $50 MILLION ($25 MILLION COMMITTED AND $25 MILLION
UNCOMMITTED), TO BE ACCESSED BY THE FUNDS FOR TEMPORARY OR EMERGENCY PURPOSES ONLY. BORROWINGS UNDER THIS FACILITY BEAR INTEREST AT THE OVERNIGHT FEDERAL
FUNDS RATE PLUS .50% PER ANNUM. A COMMITMENT FEE OF .10% PER ANNUM WILL BE INCURRED ON THE UNUSED PORTION OF THE COMMITTED FACILITY WHICH WILL BE ALLOCATED TO ALL PARTICIPATING FUNDS. THE FUND HAD NO LOANS OUTSTANDING PURSUANT TO THIS LINE OF CREDIT AT DECEMBER 31, 1999.





TAX  INFORMATION  (UNAUDITED)
THE FUND DESIGNATES $351,929 AS CAPITAL GAIN DIVIDENDS PAID FOR THE NATIONAL PORTFOLIO DURING THE FISCAL YEAR ENDED DECEMBER 31, 1999.

NATIONAL  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                      YEARS  ENDED
                      DECEMBER  31,    DECEMBER  31,   DECEMBER  31,
                         1999             1998            1997
NET ASSET VALUE, BEGINNING   $10.82           $10.79          $10.56
INCOME  FROM  INVESTMENT  OPERATIONS
NET  INVESTMENT  INCOME         .43              .45             .50
NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)
                               (.64)             .13             .23
TOTAL FROM INVESTMENT OPERATIONS
                               (.21)             .58             .73
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME   (.43)            (.46)          (.50)
     NET  REALIZED  GAINS      (.06)            (.09)              -
          TOTAL  DISTRIBUTIONS (.49)            (.55)          (.50)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE
                               (.70)             .03             .23
NET  ASSET  VALUE,  ENDING   $10.12           $10.82          $10.79

TOTAL  RETURN  *              (2.01%)           5.46%          7.11%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME   4.12%            4.17%          4.71%
     TOTAL  EXPENSES            .93%             .97%           .97%
     EXPENSES  BEFORE  OFFSETS  .93%             .97%           .97%
     NET  EXPENSES              .90%             .94%           .94%
PORTFOLIO  TURNOVER              38%              44%            29%
NET  ASSETS,  ENDING  (IN  THOUSANDS)
                            $58,093          $71,065         $48,933


                                              YEARS  ENDED
                                        DECEMBER 31,    DECEMBER 31,
                                           1996           1995
NET  ASSET  VALUE,  BEGINNING                 $10.62           $9.81
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                     .50             .51
NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)    (.06)            .80
          TOTAL  FROM  INVESTMENT  OPERATIONS    .44            1.31
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                    (.50)          (.50)
     NET  REALIZED  GAINS                          -               -
          TOTAL  DISTRIBUTIONS                  (.50)          (.50)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE    (.06)            .81
NET  ASSET  VALUE,  ENDING                    $10.56          $10.62

TOTAL  RETURN  *                                4.32%         13.64%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                    4.83%          4.97%
     TOTAL  EXPENSES                            1.04%           .96%
     EXPENSES  BEFORE  OFFSETS                  1.04%           .96%
     NET  EXPENSES                              1.01%           .94%
PORTFOLIO  TURNOVER                               23%            57%
NET  ASSETS,  ENDING  (IN  THOUSANDS)        $45,612         $40,146

CALIFORNIA  PORTFOLIO
FINANCIAL  HIGHLIGHTS

     YEARS  ENDED
                      DECEMBER  31,    DECEMBER  31,   DECEMBER  31,
                         1999             1998            1997
NET ASSET VALUE, BEGINNING   $10.74           $10.63          $10.44
INCOME  FROM  INVESTMENT  OPERATIONS
NET  INVESTMENT  INCOME         .43              .45             .49
NET REALIZED AND UNREALIZED GAIN (LOSS)
                               (.61)             .12             .18
TOTAL FROM INVESTMENT OPERATIONS (.18)           .57             .67
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME   (.43)            (.46)          (.48)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE
                               (.61)             .11             .19
NET  ASSET  VALUE,  ENDING   $10.13           $10.74          $10.63

TOTAL  RETURN  *             (1.73%)            5.51%          6.61%
RATIOS  TO  AVERAGE  NET  ASSETS:
NET  INVESTMENT  INCOME       4.07%             4.23%          4.64%
     TOTAL  EXPENSES           .91%              .90%           .91%
EXPENSES  BEFORE  OFFSETS      .91%              .90%           .91%
     NET  EXPENSES             .89%              .88%           .88%
PORTFOLIO  TURNOVER             11%               12%            48%
NET ASSETS, ENDING (IN THOUSANDS)
                           $30,385           $36,963         $35,085


                                             YEARS  ENDED
                                       DECEMBER  31,   DECEMBER  31,
                                          1996            1995
NET  ASSET  VALUE,  BEGINNING                 $10.51           $9.81
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                     .48             .47
NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)    (.07)            .69
          TOTAL  FROM  INVESTMENT  OPERATIONS    .41            1.16
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                    (.48)          (.46)
     NET  REALIZED  GAINS                         --               -
     TOTAL  DISTRIBUTIONS                         --           (.46)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE    (.07)            .70
NET  ASSET  VALUE,  ENDING                    $10.44          $10.51

TOTAL  RETURN  *                                4.04%         12.07%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                    4.59%          4.59%
     TOTAL  EXPENSES                             .97%           .91%
     EXPENSES  BEFORE  OFFSETS                   .97%           .91%
     NET  EXPENSES                               .94%           .89%
PORTFOLIO  TURNOVER                               25%            47%
NET  ASSETS,  ENDING  (IN  THOUSANDS)        $35,693         $34,424

MARYLAND  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                      YEARS  ENDED
                      DECEMBER  31,    DECEMBER  31,   DECEMBER  31,
                         1999             1998            1997
NET ASSET VALUE, BEGINNING    $5.21            $5.18           $5.03
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME    .21              .21             .23
NET REALIZED AND UNREALIZED GAIN (LOSS)
                               (.30)             .04             .15
TOTAL FROM INVESTMENT OPERATIONS (.09)           .25             .38
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME   (.21)            (.22)          (.23)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE
                               (.30)             .03             .15
NET  ASSET  VALUE,  ENDING    $4.91            $5.21           $5.18

TOTAL  RETURN  *              (1.82%)           4.88%          7.68%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME   4.08%            4.13%          4.48%
     TOTAL  EXPENSES           1.03%             .97%           .99%
EXPENSES  BEFORE  OFFSETS      1.03%             .97%           .99%
     NET  EXPENSES              .98%             .93%           .92%
PORTFOLIO  TURNOVER               0%              24%            13%
NET ASSETS, ENDING (IN THOUSANDS)
                            $10,711          $12,165         $12,437


                                               YEARS  ENDED
                                       DECEMBER  31,   DECEMBER  31,
                                          1996            1995
NET  ASSET  VALUE,  BEGINNING                  $5.06           $4.67
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                     .23             .24
NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)    (.04)            .39
          TOTAL  FROM  INVESTMENT  OPERATIONS    .19             .63
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                    (.22)          (.24)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE    (.03)            .39
NET  ASSET  VALUE,  ENDING                     $5.03           $5.06

TOTAL  RETURN  *                                3.96%         13.66%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                    4.59%          4.87%
     TOTAL  EXPENSES                            1.04%           .94%
     EXPENSES  BEFORE  OFFSETS                  1.00%           .51%
     NET  EXPENSES                               .94%           .48%
PORTFOLIO  TURNOVER                                8%            11%
NET  ASSETS,  ENDING  (IN  THOUSANDS)        $12,023          $9,411

VIRGINIA  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                      YEARS  ENDED
                      DECEMBER  31,    DECEMBER  31,   DECEMBER  31,
                         1999             1998            1997
NET ASSET VALUE, BEGINNING    $5.25            $5.21           $5.10
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME    .20              .21             .22
NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)
                               (.29)             .04             .11
TOTAL FROM INVESTMENT OPERATIONS (.09)           .25             .33
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME   (.20)            (.21)          (.22)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE
                               (.29)             .04             .11
NET  ASSET  VALUE,  ENDING    $4.96            $5.25           $5.21

TOTAL  RETURN*                (1.84%)           4.88%          6.71%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME   3.85%            4.03%          4.38%
     TOTAL  EXPENSES           1.04%             .97%           .96%
EXPENSES  BEFORE  OFFSETS      1.04%             .97%           .96%
     NET  EXPENSES             1.00%             .93%           .88%
PORTFOLIO  TURNOVER              12%              36%             8%
NET ASSETS, ENDING (IN THOUSANDS)
                            $14,317          $14,439         $13,542



                                            YEARS  ENDED
                                       DECEMBER  31,   DECEMBER  31,
                                          1996            1995
NET  ASSET  VALUE,  BEGINNING                  $5.13           $4.74
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                     .22             .24
NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)    (.03)            .39
          TOTAL  FROM  INVESTMENT  OPERATIONS    .19             .63
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                    (.22)          (.24)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE    (.03)            .39
NET  ASSET  VALUE,  ENDING                     $5.10           $5.13

TOTAL  RETURN*                                  3.82%         13.54%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                    4.35%          4.86%
     TOTAL  EXPENSES                            1.03%           .92%
     EXPENSES  BEFORE  OFFSETS                  1.00%           .54%
     NET  EXPENSES                               .92%           .51%
PORTFOLIO  TURNOVER                                4%            11%
NET  ASSETS,  ENDING  (IN  THOUSANDS)         $12,618         $7,295


*  TOTAL RETURN DOES NOT REFLECT DEDUCTION OF FRONT-END SALES CHARGE.

CALVERT
MUNICIPAL
FUND,  INC.









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TAXABLE  MONEY  MARKET  FUNDS
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